Areas of Significant Judgement and Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Judgements and Estimates [Abstract]
Areas of Significant Judgement and Estimation Uncertainty	AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. All estimates and assumptions are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgements that management has made in the process of applying the Company’s accounting policies during the years ended December 31, 2024 and 2023 that have the most significant effects on amounts recognized in these consolidated financial statements and the assumptions and other major sources of estimation uncertainty at December 31, 2024 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
(a)Judgements
(i)Business combination
Management applies judgement in determining whether a set of activities and assets the Company acquires and obtains control of constitutes a business. This includes making judgements about whether the set of activities and assets consist of inputs and processes, including a substantive process, that when applied to those inputs, have the ability to create or significantly contribute to the creation of outputs that generate investment income or other income from ordinary activities.
The Company determined that on May 13, 2024, the acquisition date, Greenstone constitutes a business and that the Greenstone Acquisition represented a business combination achieved in stages (note 5).
(ii)Functional currency
In determining the functional currency of the Company and its subsidiaries, the Company makes certain judgements about the primary economic environment in which an entity operates. The Company reconsiders the functional currency of an entity when there is a change in the underlying transactions, events and conditions that determine the primary economic environment in which the entity operates and accounts for the effects of a change in functional currency prospectively.
The Company determined that upon reaching commercial production on November 6, 2024 (note 4(a)(iv)), the primary economic environment in which Greenstone operates changed and accordingly, the functional currency of Greenstone, which was the Canadian dollar, changed to be the US dollar, being the currency in which sales of its gold production are denominated and settled, a majority of its financing activities are generated, and receipts from its sales are primarily retained.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(iii)Investments
Management applies judgement in assessing whether the Company has control, joint control or significant influence over an investee, the conclusion of which determines the appropriate accounting for the Company’s investment in the investee.
On June 5, 2024, the Company’s equity interest in Versamet was reduced to 13.4% (December 31, 2023 – 20.3%) (note 10(a)). Based on the Company’s share of Versamet’s issued and outstanding common shares and the related voting rights, the Company concluded that it no longer had significant influence over Versamet as of June 5, 2024 and reclassified its interest from investment in associate to investment in equity instruments measured at FVOCI (note 11(a)).
On disposition of the Company’s partial interest in i-80 Gold on March 31, 2023, the Company’s retained interest in i-80 Gold was reduced to 19.95% (note 10(b)). Based on the Company’s share of i-80 Gold’s issued and outstanding common shares and the related voting rights and its representation on i-80 Gold’s board of directors, the Company concluded that it no longer had significant influence over i-80 Gold as of March 31, 2023 and reclassified its retained interest from investment in associate to marketable securities measured at FVOCI (note 6(a)).
On October 19, 2023, the note receivable from Bear Creek Mining Corporation (“Bear Creek”) was replaced with a convertible note receivable (the “Bear Creek Convertible Note”) that has the potential, if converted, to give the Company additional voting power over Bear Creek (note 11(b)). Based on the Company’s share of Bear Creek’s issued and outstanding common shares and the related voting rights being less than 20% and the terms of the Company’s conversion rights, which restrict the Company from holding more than 19.99% of Bear Creek’s total issued and outstanding common shares, the Company concluded that the receipt of the Bear Creek Convertible Note did not result in the Company having significant influence over Bear Creek and therefore accounts for its investment in Bear Creek at December 31, 2024 and 2023 as marketable securities measured at FVOCI.
(iv)Achievement of operating levels intended by management
Development costs, including eligible borrowing costs, incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability, and after the receipt of approval for project expenditures, and construction costs are capitalized until the mineral property, plant or equipment is capable of operating at levels intended by management. Depreciation and depletion of capitalized development and construction costs begins when the asset is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property, plant or equipment is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination.
The Company determined that Greenstone reached commercial production and accordingly was capable of operating at levels intended by management effective November 6, 2024 (note 9(b)).
(v)Indicators of impairment
Judgement is applied when assessing whether certain facts and circumstances are indicators of impairment of a non-financial asset, and accordingly, require an impairment test to be performed. The Company considers both external and internal sources of information in assessing whether there are any indications that its assets or CGUs may be impaired.
External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. The primary external factors considered are changes in estimated long-term metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. Internal sources of information the Company considers include the manner in which mineral properties, plant and equipment are being used or are expected to be used and measures of economic performance of the assets. The primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, current LOM plans and exploration results.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(v)Indicators of impairment (continued)
During the year ended December 31, 2024, the Company identified evidence from internal reporting that indicated that the economic performance of Santa Luz is, or will be, worse than expected. Specifically, gold production at Santa Luz was below budget due, in part, to lower than planned gold recoveries. As a result, the Company has revised the budgeted gold recoveries at Santa Luz for 2025, in line with the recoveries achieved in the fourth quarter of 2024, and reduced the LOM recovery rate. The Company determined that the reduced expectations of gold recoveries at Santa Luz was an indicator of impairment. Accordingly, the Company estimated the recoverable amount of the Santa Luz CGU and performed an impairment test as at December 31, 2024 (note 4(b)(vi)).
(vi)Contracts to buy or sell a non-financial item
Judgement is applied in determining whether a contract to buy or sell a non-financial item should be accounted for as a derivative, which includes an assessment of whether the contract can be settled net in cash or another financial instrument and whether the contract was entered into and continues to be held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. Factors considered by management include the settlement provisions of the contract, the Company’s past practices, the nature of the non-financial item, and the Company’s LOM plans.
As part of the Greenstone Acquisition on May 13, 2024, the Company assumed the obligation under the Stream Arrangement (notes 5 and 14(a)). Under the Stream Arrangement, the Company is required to deliver an amount of refined gold equal to 2.375% of the gold produced from Greenstone, until the Company has delivered a cumulative total of 120,333 ounces, and 1.583% of the gold production from Greenstone thereafter.
In addition, the Company entered into gold prepay transactions in March 2023 and June 2023, as amended on October 29, 2024 (collectively referred to as the “Gold Prepay Transactions”) (note 14(b)), and a gold purchase and sale arrangement with Versamet in October 2023 (note 14(c)) whereby the Company received upfront cash prepayments in exchange for delivering a specified number of gold ounces monthly over a future delivery period.
While gold is a commodity that is readily convertible to cash, the Company is able to and intends to satisfy the required gold deliveries under the contracts using its own gold production, thereby meeting the criteria of the contracts being entered into and continuing to be held for the purpose of delivery of the non-financial item in accordance with the Company’s expected sale requirements to not be accounted for as a derivative. Accordingly, the contracts are accounted for as contracts with customers with the upfront cash prepayments recognized as deferred revenue upon receipt and as revenue at the time of each monthly gold delivery.
(vii)Income taxes
In determining the Company’s income tax expense (recovery) for the period, management applies judgement in the interpretation of tax legislation in multiple jurisdictions. The Company is subject to tax assessments by various taxation authorities, each of which may interpret legislation differently. The amounts recognized in the consolidated financial statements are based on management’s judgements on the application of tax legislation and the probable outcome of tax assessments. The Company provides for uncertain tax treatments based on management’s judgement on the probable outcome of tax assessments.
(viii)Contingent liabilities
Contingent liabilities can relate to, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events. Management exercises significant judgement in assessing whether the outflow of economic benefits has become probable and thereby requires present obligations to be recognized in the consolidated financial statements.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Assumptions and other major sources of estimation uncertainty
(i)Valuation of inventories
Inventories are measured at the lower of weighted average cost and NRV. The determination of NRV involves the use of estimates. The NRV of inventories is calculated as the estimated price at the time of eventual sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and associated selling costs. The NRV of inventories is assessed at the end of each reporting period. Changes in the estimates of NRV may result in a write-down of inventories or a reversal of a previous write-down.
In determining the valuation of heap leach ore inventories, the Company makes estimates of recoverable ounces on the leach pads based on quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated recovery rate. Actual timing and ultimate recovery of gold contained on the leach pads can differ significantly from these estimates. Changes in estimates of recoverable ounces on the leach pads can impact the Company’s ability to recover the carrying amount of the inventories and may result in a write-down of inventories.
(ii)Proven and probable mineral reserves, and measured and indicated mineral resources
Estimates of proven and probable mineral reserves, and measured and indicated mineral resources are used in the calculation of depreciation and depletion of mineral properties and certain plant and equipment, the determination, when applicable, of the recoverable amounts of CGUs, and for forecasting the timing of reclamation and closure cost expenditures. In addition, estimates of mineral reserves and mineral resources were required in determining the fair values of mineral properties and certain plant and equipment acquired, the associated provision for reclamation and closure costs, the Stream Arrangement and the Greenstone Contingent Consideration assumed in the Greenstone Acquisition (note 5). The Company estimates mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101 – Standards of Disclosure for Mineral Projects.
There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast metal prices, foreign exchange rates, operating costs or recovery rates and tax rates may change the economic status of mineral reserves and mineral resources and may, ultimately, result in estimates of mineral reserves and mineral resources being revised. Changes in estimates of mineral reserves and mineral resources could impact the carrying amounts of mineral properties, plant and equipment, depreciation and depletion rates, the provisions for reclamation and closure costs, the balance and amortization of the Stream Arrangement deferred revenue (note 14(a)) and the fair value measurement of the Greenstone Contingent Consideration (note 16(b)(iii) and 30(b)(i)).
(iii)Reclamation and closure cost provisions
The Company’s provisions for reclamation and closure costs represent management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, and movements in foreign exchange rates, and assumptions of risks associated with the future cash outflows and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above estimates and assumptions can result in changes to the provisions recognized by the Company.
Changes to the provisions for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of the related mineral properties during the period of change. Adjustments to the carrying amounts of the related mineral properties can result in changes to future depreciation and depletion expense.
(iv)Income taxes and value-added taxes receivable
In determining the amount of deferred income tax assets to be recognized, the Company makes estimates of the amounts and timing of future taxable income against which deductible temporary differences can be utilized. Estimates of future taxable income are based on forecast results of operations, application of tax legislation and available tax opportunities. The impacts of changes in these estimates are recognized in the period of change.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Assumptions and other major sources of estimation uncertainty (continued)
(iv)Income taxes and value-added taxes receivable (continued)
The Company has receivables from various governments for federal and state value-added taxes (“VAT”). The timing and amount of VAT receivables collectible can be uncertain. Management makes significant estimates relating to the timing and amount of VAT receivables considered collectible. Changes in these estimates can result in the recognition or reversal of impairment losses in net income or loss and the reclassification of VAT receivable amounts between current and non-current.
(v)Fair value measurements not based on quoted market prices
The fair values of certain of the Company’s financial assets and financial liabilities are measured based on other than quoted market prices (note 30(b)(i)). The Company’s derivative financial instruments (note 16) are estimated using various valuation techniques that use observable and/or unobservable inputs. Effective June 5, 2024, the Company measures its investment in Versamet (note 11(a)) at FVOCI using a market approach with reference to the market price of Versamet’s common shares in recent transactions, adjusted to reflect assumptions that market participants would use in pricing the asset. The Company measures the Bear Creek Convertible Note (note 11(b)) at FVTPL using a convertible debt valuation model based on market-derived inputs and a market interest rate that reflects assumptions of risks associated with the financial instrument. Changes in assumptions and estimates used in the fair value measurement of derivative financial instruments and other financial assets measured at fair value can result in changes in the fair values of the financial assets and financial liabilities, which are recognized in net income or loss in the period of change with respect to the derivative financial instruments and Bear Creek Convertible Note, and in OCI with respect to the Company’s investment in Versamet.
(vi)Recoverable amount of the Santa Luz CGU
In determining whether an impairment loss should be recognized for the Santa Luz CGU, the Company estimated the recoverable amount of the Santa Luz CGU, being its FVLCOD as at December 31, 2024. The Company determined that no impairment loss was required to be recognized.
In estimating the FVLCOD, significant estimates and assumptions were made relating to future metal prices, production based on current estimates of mineral reserves and recovery rates, future operating costs and capital expenditures, future foreign exchanges rates, discount rate and an in-situ value for mineral resources. These estimates and assumptions are subject to risk and uncertainty. Changes in these estimates can result in the recognition of future impairment losses.